STOCKHOLDER DEFICIT (Details) - $ / shares		3 Months Ended	12 Months Ended
		Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Purchase Liability
Number of warrants, Begining Balance		279,655,690	15,800,319	23,805,027
Number of warrants, Warrants expired or forfeited			(15,800,319)	(8,004,708)
Weighted average exercise price, Warrants expired or forfeited
Weighted average exercise price or warrants outstanding and exercisable, Ending Balance			$ 0.00475
Warrants granted		55,785,127	279,655,690
Weighted Average Exercise Price, Warrants granted	[1],[2]		$ 0.00788
Number of warrants, Ending Balance		335,440,817	279,655,690	15,800,319

[1]	The strike price is subject to adjustment based on the market price of the Company’s stock price.
[2]	The strike price is subject to adjustment based on the market price of the Company’s stock price